Stockholders' Equity - Summary of Restricted Stock Activity (Detail) - Restricted Stock [Member] - $ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Restricted Stock, Number of Shares [Roll Forward]
Outstanding, beginning of period (in shares)	[1]	0	0
Granted (in shares)	[1]	0	0
Vested (in shares)	[1]	0	0
Forfeited (in shares)	[1]	0	0
Outstanding, end of period (in shares)	[1]	0	0
Restricted Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested, beginning of period (in dollars per share)	[1]	$ 0	$ 0
Granted (in dollars per share)	[1]	0	0
Vested (in dollars per share)	[1]	0	0
Forfeited (in dollars per share)	[1]	0	0
Non-vested, end of period (in dollars per share)	[1]	$ 0	$ 0

[1]	Due to the May 2, 2018 1-for-500 reverse stock split, and no fractional shares being issued, all numbers are reduced to zero.